UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)

TransWestern Institutional Short Duration Government Bond Fund

 (TWSGX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TransWestern Institutional Short Duration Government Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.TranswesternFunds.com. You can also request this information by contacting us at (800) 997-0718.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transwestern Institutional Short Duration Government Bond Fund	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The fund underperformed its benchmark during the quarter, primarily due to security selection. Although yield curve positioning and allocation effects contributed positively, these gains were insufficient to fully offset the negative impact from security selection. Agency mortgage exposure dragged on performance due to both allocation and selection effects.

How has the Fund performed over the last ten years?

Total Return Based on $2,000,000 Investment

Transwestern Institutional Short Duration Government Bond Fund
BB MBS/BB Short Treasury 50/50 Blend
Bloomberg Short Treasury Index
Bloomberg U.S. Mortgage Backed Securities Index
$2,526,000
$2,420,500
$2,315,000
$2,209,500
$2,104,000
$1,998,500
$2,523,554
$2,413,377
$2,346,549
$2,293,729
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
	Transwestern Institutional Short Duration Government Bond Fund	BB MBS/BB Short Treasury 50/50 Blend	Bloomberg Short Treasury Index	Bloomberg U.S. Mortgage Backed Securities Index
06/30/16	$2,000,000	$2,000,000	$2,000,000	$2,000,000
06/30/17	$2,003,335	$2,004,336	$2,009,667	$1,998,806
06/30/18	$2,010,932	$2,018,835	$2,035,676	$2,001,727
06/30/19	$2,086,931	$2,106,512	$2,086,236	$2,126,146
06/30/20	$2,149,697	$2,186,521	$2,126,976	$2,246,721
06/30/21	$2,151,382	$2,183,210	$2,129,354	$2,237,357
06/30/22	$2,053,192	$2,081,412	$2,126,132	$2,035,324
06/30/23	$2,064,698	$2,102,389	$2,197,867	$2,004,386
06/30/24	$2,149,249	$2,183,469	$2,317,094	$2,046,794
06/30/25	$2,269,434	$2,307,834	$2,428,341	$2,180,208
06/30/26	$2,346,549	$2,413,377	$2,523,554	$2,293,729

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Transwestern Institutional Short Duration Government Bond Fund	0.94%	3.40%	1.75%	1.61%
BB MBS/BB Short Treasury 50/50 Blend	1.36%	4.57%	2.02%	1.90%
Bloomberg Short Treasury Index	1.71%	3.92%	3.46%	2.35%
Bloomberg U.S. Mortgage Backed Securities Index	0.99%	5.21%	0.50%	1.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 997-0718.

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
46.1%
CMBS
23.0%
MBS Passthrough
20.8%
CMO
9.2%
Other Assets in Excess of Liabilities
0.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
CMO	9.2%
MBS Passthrough	20.8%
CMBS	23.0%
U.S. Treasury Obligations	46.1%

Fund Statistics

Table Summary
Net Assets	$67,842,318
Number of Portfolio Holdings	172
Advisory Fee (net of waivers)	$40,289
Portfolio Turnover	129%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Short-Term Investments	8.1%
U.S. Government & Agencies	53.5%
U.S. Treasury Bonds & Notes	38.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Additional information is available on the Fund’s website (www.TranswesternFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Transwestern-TWSGX-SAR 063026

TransWestern Institutional Short Duration Government Bond Fund - Fund (TWSGX)

Semi-Annual Shareholder Report - June 30, 2026

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Institutional Short Duration
Government Bond Fund
TWSGX

Semi-Annual Financial Statements
& Additional Information

June 30, 2026

Advised by:
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (800) 997-0718
www.TransWesternFunds.com

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.5%(b)
33,407	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$33,714
349,920	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	327,516
217,566	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	203,889
81,196	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	78,533
1,629,981	Freddie Mac Multifamily Structured Pass-Through Series K561 AS(a)	SOFR30A + 0.500%	4.0920	03/25/31	1,637,955
51,701	Freddie Mac Multifamily Structured Pass-Through Series KJ21 A2		3.7000	09/25/26	51,560
938,003	Freddie Mac Multifamily Structured Pass-Through Series KF77 AL(a)	SOFR30A + 0.814%	4.4060	02/25/27	938,555
1,078,149	Freddie Mac Multifamily Structured Pass-Through Series K531 AS(a)	SOFR30A + 0.530%	4.1220	09/25/29	1,076,821
1,085,000	Freddie Mac Multifamily Structured Pass-Through Series K540 A2(c)		4.5130	02/25/30	1,086,073
905,000	Freddie Mac Multifamily Structured Pass-Through Series K546 A2		4.3610	05/25/30	901,404
523,643	Freddie Mac Multifamily Structured Pass-Through Series KF82 AS(a)	SOFR30A + 0.420%	4.0120	06/25/30	522,707
785,465	Freddie Mac Multifamily Structured Pass-Through Series KF82 AL(a)	SOFR30A + 0.484%	4.0760	06/25/30	783,664
383,315	Freddie Mac Multifamily Structured Pass-Through Series KF80 AS(a)	SOFR30A + 0.510%	4.1020	06/25/30	382,412
1,800,000	Freddie Mac Multifamily Structured Pass-Through Series K758 A2(c)		4.6800	10/25/31	1,815,115
2,580,000	Freddie Mac Multifamily Structured Pass-Through Series KJ42 A2		4.1180	11/25/32	2,521,592
1,065,546	Freddie Mac Multifamily Structured Pass-Through Series Q016 APT1(c)		5.0260	05/25/51	1,063,970
65,774	Freddie Mac Non-Gold Pool Series 780722(a)	H15T1Y + 2.220%	6.2660	08/01/33	67,098
32,669	Freddie Mac Non-Gold Pool Series 972132(a)	H15T1Y + 2.225%	6.1180	11/01/33	33,489
37,042	Freddie Mac Non-Gold Pool Series 1B2025(a)	RFUCCT1Y + 1.862%	6.1690	06/01/34	38,108
47,207	Freddie Mac Non-Gold Pool Series 1Q0160(a)	RFUCCT1Y + 1.750%	6.5000	09/01/35	48,417
69,374	Freddie Mac Non-Gold Pool Series 1L1358(a)	H15T1Y + 2.500%	6.2560	05/01/36	71,397
182,206	Freddie Mac Non-Gold Pool Series 848690(a)	H15T1Y + 2.246%	6.0620	03/01/37	189,165
1,958	Freddie Mac Non-Gold Pool Series 848565(a)	RFUCCT1Y + 1.806%	6.1800	12/01/37	2,004
31,010	Freddie Mac Non-Gold Pool Series 848568(a)	H15T1Y + 2.206%	6.0260	09/01/38	31,799
427,187	Freddie Mac Non-Gold Pool Series 848949(a)	H15T1Y + 2.248%	6.2930	09/01/38	439,248
11,899	Freddie Mac Non-Gold Pool Series 1Q0647(a)	RFUCCT1Y + 1.848%	6.0800	11/01/38	12,165
44,780	Freddie Mac Non-Gold Pool Series 1Q1302(a)	RFUCCT1Y + 1.713%	6.4070	11/01/38	45,718
66,941	Freddie Mac Non-Gold Pool Series 849046(a)	RFUCCT1Y + 1.889%	6.0270	09/01/41	69,315
262,870	Freddie Mac Pool Series SB8031		2.5000	02/01/35	246,748
11,432	Freddie Mac REMICS Series 2102 PE(d)		6.5000	12/15/28	11,252
8,157	Freddie Mac REMICS Series 2131 ZB(d)		6.0000	03/15/29	7,946
5,843	Freddie Mac REMICS Series 2412 OF(a),(d)	SOFR30A + 1.064%	4.6570	12/15/31	5,723
2,955	Freddie Mac REMICS Series 2450 FW(a),(d)	SOFR30A + 0.614%	4.2070	03/15/32	2,868
10,490	Freddie Mac REMICS Series 2448 FV(a),(d)	SOFR30A + 1.114%	4.7070	03/15/32	10,282

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.5%(b) (Continued)
5,680	Freddie Mac REMICS Series 2557 WF(a),(d)	SOFR30A + 0.514%	4.1070	01/15/33	$5,503
18,600	Freddie Mac REMICS Series 2581 FD(a),(d)	SOFR30A + 0.864%	4.4570	12/15/32	18,156
17,416	Freddie Mac REMICS Series 2768 PW(d)		4.2500	03/15/34	16,629
102,110	Freddie Mac REMICS Series 2978 JG(d)		5.5000	05/15/35	102,847
149,725	Freddie Mac REMICS Series 3036 NE(d)		5.0000	09/15/35	148,685
44,094	Freddie Mac REMICS Series 3620 AT(c),(d)		4.9270	12/15/36	45,309
92,939	Freddie Mac REMICS Series 3412 AY(d)		5.5000	02/15/38	93,893
75,652	Freddie Mac REMICS Series 3561 W(c),(d)		2.5170	06/15/48	69,921
					15,259,165
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 22.7%(b)
13,651	Fannie Mae Pool Series 642012(a)	H15T1Y + 2.265%	5.7650	05/01/32	13,883
7,327	Fannie Mae Pool Series 699985(a)	H15T1Y + 2.205%	5.7050	04/01/33	7,459
65,878	Fannie Mae Pool Series 555375		6.0000	04/01/33	67,462
28,420	Fannie Mae Pool Series 721424(a)	H15T1Y + 2.287%	6.2870	06/01/33	29,090
15,680	Fannie Mae Pool Series 725052(a)	H15T1Y + 2.171%	5.6700	07/01/33	15,946
11,860	Fannie Mae Pool Series 732087(a)	H15T1Y + 2.441%	6.4410	08/01/33	12,188
203,447	Fannie Mae Pool Series AD0541(a)	H15T1Y + 2.185%	6.2270	11/01/33	208,970
5,953	Fannie Mae Pool Series 783245(a)	12MTA + 1.200%	4.9670	04/01/34	5,955
15,683	Fannie Mae Pool Series 725392(a)	H15T1Y + 2.197%	5.8150	04/01/34	16,014
172,886	Fannie Mae Pool Series AL1270(a)	H15T1Y + 2.213%	5.9890	10/01/34	177,658
24,654	Fannie Mae Pool Series 813844(a)	RFUCCT6M + 1.556%	5.7430	01/01/35	25,605
9,407	Fannie Mae Pool Series 995552(a)	H15T1Y + 2.192%	5.9200	05/01/35	9,636
29,106	Fannie Mae Pool Series 735667		5.0000	07/01/35	29,106
12,907	Fannie Mae Pool Series 995269(a)	RFUCCT6M + 1.546%	5.6470	07/01/35	13,399
71,789	Fannie Mae Pool Series 889822(a)	RFUCCT1Y + 1.551%	6.1320	07/01/35	73,485
45,065	Fannie Mae Pool Series AL0361(a)	H15T1Y + 2.223%	6.2230	07/01/35	46,304
49,592	Fannie Mae Pool Series 838948(a)	RFUCCT6M + 1.510%	5.7090	08/01/35	50,497
5,511	Fannie Mae Pool Series 844532(a)	12MTA + 1.705%	5.4670	11/01/35	5,598
133,401	Fannie Mae Pool Series 813637(a)	H15T1Y + 2.185%	5.8100	01/01/36	137,263
26,867	Fannie Mae Pool Series 863729(a)	H15T1Y + 2.268%	5.8930	01/01/36	27,633
95,364	Fannie Mae Pool Series 846749(a)	RFUCCT6M + 2.428%	6.5530	01/01/36	96,868
6,859	Fannie Mae Pool Series 880366(a)	RFUCCT6M + 1.430%	5.4770	02/01/36	6,968
54,711	Fannie Mae Pool Series 880373(a)	RFUCCT1Y + 1.546%	5.8790	02/01/36	56,635
15,435	Fannie Mae Pool Series 886376(a)	12MTA + 2.391%	6.1760	08/01/36	15,796

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 22.7%(b) (Continued)
7,152	Fannie Mae Pool Series 995949(a)	12MTA + 2.420%	6.1920	09/01/36	$7,359
99,652	Fannie Mae Pool Series 920847(a)	H15T1Y + 2.500%	6.2480	08/01/36	103,621
862	Fannie Mae Pool Series 879683(a)	H15T1Y + 2.145%	6.2700	09/01/36	885
25,781	Fannie Mae Pool Series 995008(a)	12MTA + 2.222%	5.9740	10/01/36	26,549
83,582	Fannie Mae Pool Series 900197(a)	RFUCCT1Y + 2.075%	6.7800	10/01/36	87,061
26,189	Fannie Mae Pool Series AE0870(a)	RFUCCT1Y + 1.665%	6.1570	11/01/36	26,837
109,998	Fannie Mae Pool Series 889819(a)	RFUCCT1Y + 1.560%	6.0160	04/01/37	113,023
15,553	Fannie Mae Pool Series 748848(a)	H15T1Y + 2.270%	6.2700	06/01/37	16,063
49,752	Fannie Mae Pool Series AB5688		3.5000	07/01/37	46,630
23,150	Fannie Mae Pool Series AL0920		5.0000	07/01/37	23,120
986	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,004
55,404	Fannie Mae Pool Series AD0959(a)	RFUCCT6M + 1.980%	6.0880	07/01/37	56,387
25,665	Fannie Mae Pool Series 888628(a)	RFUCCT1Y + 1.844%	6.3520	07/01/37	26,452
107,201	Fannie Mae Pool Series AL1288(a)	RFUCCT1Y + 1.576%	6.3160	09/01/37	109,776
4,600	Fannie Mae Pool Series AL0883(a)	RFUCCT1Y + 1.589%	6.0380	01/01/38	4,712
63,203	Fannie Mae Pool Series 964760(a)	RFUCCT1Y + 1.616%	6.2810	08/01/38	64,485
2,257	Fannie Mae Pool Series 725320(a)	H15T1Y + 2.256%	6.0430	08/01/39	2,304
33,244	Fannie Mae Pool Series AC2472		5.0000	06/01/40	33,357
884,885	Fannie Mae Pool Series BM1078(a)	H15T1Y + 2.162%	5.9750	12/01/40	914,547
4,862	Fannie Mae Pool Series AL2559(a)	RFUCCT1Y + 1.810%	5.9740	07/01/41	5,014
246,811	Fannie Mae Pool Series AJ0875(a)	RFUCCT1Y + 1.800%	6.3650	10/01/41	257,311
304,599	Fannie Mae Pool Series AO4163		3.5000	06/01/42	285,439
169,709	Fannie Mae Pool Series AB5519		3.5000	07/01/42	159,036
1,562,510	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,464,198
216,798	Fannie Mae Pool Series AB7016		4.0000	11/01/42	209,372
437,723	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	410,186
281,631	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	257,191
308,278	Fannie Mae Pool Series MA1404		3.5000	04/01/43	288,883
91,327	Fannie Mae Pool Series AB9096		4.0000	04/01/43	88,224
14,642	Fannie Mae Pool Series 803338(a)	12MTA + 1.200%	4.9670	09/01/44	14,816
173,413	Fannie Mae Pool Series MA3536		4.0000	12/01/48	164,554
2,617,120	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,103,526
2,504,652	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,015,335
904,380	Fannie Mae Pool Series FS8360		3.5000	09/01/52	824,201

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 22.7%(b) (Continued)
874,777	Fannie Mae-Aces Series 2017-M3 A2(c)		2.5640	12/25/26	$867,735
1,996,524	Fannie Mae-Aces Series 2017-M14 A2(c)		2.8690	11/25/27	1,954,873
2,398	Fannie Mae REMICS Series 2000-45 FG(a),(d)	SOFR30A + 0.664%	4.2710	12/18/30	2,327
3,496	Fannie Mae REMICS Series 2000-45 FD(a),(d)	SOFR30A + 0.664%	4.2710	12/18/30	3,393
12,405	Fannie Mae REMICS Series 2002-30 FB(a),(d)	SOFR30A + 1.114%	4.7420	08/25/31	12,105
8,527	Fannie Mae REMICS Series 2002-16 VF(a),(d)	SOFR30A + 0.664%	4.2920	04/25/32	8,282
2,083	Fannie Mae REMICS Series 2002-71 AP(d)		5.0000	11/25/32	2,007
793	Fannie Mae REMICS Series 2003-35 FG(a),(d)	SOFR30A + 0.414%	4.0420	05/25/33	768
15,843	Fannie Mae REMICS Series 2005-29 WQ(d)		5.5000	04/25/35	15,942
50,809	Fannie Mae REMICS Series 2009-50 PT(c),(d)		6.1060	05/25/37	50,779
45,825	Fannie Mae REMICS Series 2008-86 LA(c),(d)		3.5350	08/25/38	44,556
193,579	Fannie Mae REMICS Series 2010-60 HB(d)		5.0000	06/25/40	191,932
81,312	Fannie Mae REMICS Series 2013-63 YF(a),(d)	SOFR30A + 1.114%	4.7420	06/25/43	73,366
819,056	Fannie Mae REMICS Series 2020-35 FA(a),(d)	SOFR30A + 0.614%	4.2640	06/25/50	808,425
					15,397,366
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 7.8%
8,538	Ginnie Mae II Pool Series 891616(a)	H15T1Y + 1.400%	5.1900	06/20/58	8,623
15,136	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	15,098
1,498	Ginnie Mae II Pool Series 894704(a)	H15T1Y + 0.711%	4.5490	10/20/61	1,502
1,289	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,259
2,093	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	2,081
43,779	Ginnie Mae II Pool Series 897906(a)	H15T1Y + 1.033%	4.8270	06/20/62	43,975
147,994	Ginnie Mae II Pool Series 896363(a)	H15T1Y + 0.687%	4.4750	07/20/62	148,684
905	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	886
6,660	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,639
34,604	Ginnie Mae II Pool Series 899072(a)	RFUCCT1M + 1.721%	5.5070	10/20/62	35,410
3,664	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,568
216,562	Ginnie Mae II Pool Series 899633(a)	RFUCCT1M + 1.765%	5.5440	01/20/63	222,622
13,877	Ginnie Mae II Pool Series 898433(a)	RFUCCT1M + 2.179%	5.9560	01/20/63	14,323
103,726	Ginnie Mae II Pool Series 899765(a)	RFUCCT1M + 1.829%	5.6270	02/20/63	106,270
84,370	Ginnie Mae II Pool Series 899650(a)	RFUCCT1M + 1.890%	5.6720	02/20/63	85,987
30,461	Ginnie Mae II Pool Series 898436(a)	RFUCCT1M + 2.127%	5.9080	02/20/63	31,169
34,689	Ginnie Mae II Pool Series 899651(a)	RFUCCT1M + 2.391%	6.1740	02/20/63	35,623
5,355	Ginnie Mae II Pool Series AE9606(a)	H15T1Y + 1.140%	4.9300	08/20/64	5,419

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 7.8% (Continued)
2,276	Ginnie Mae II Pool Series AG8209(a)	H15T1Y + 0.845%	4.6620	10/20/64	$2,288
290	Ginnie Mae II Pool Series AG8190(a)	H15T1Y + 1.140%	4.9300	09/20/64	293
800	Ginnie Mae II Pool Series AG8275(a)	H15T1Y + 1.140%	4.9300	03/20/65	810
18,044	Government National Mortgage Association Series 2003-72 Z(c)		5.4990	11/16/45	18,009
115,455	Government National Mortgage Association Series 2014-H12 HZ(c),(d)		4.5920	06/20/64	112,087
429	Government National Mortgage Association Series 2015-H09 HA(d)		1.7500	03/20/65	383
1,491,781	Government National Mortgage Association Series 2018-H16 FA(a),(d)	TSFR1M + 0.534%	4.1810	09/20/68	1,490,700
1,144,988	Government National Mortgage Association Series 2020-H04 FP(a),(d)	TSFR1M + 0.614%	4.2610	06/20/69	1,147,060
1,736,492	Government National Mortgage Association Series 2020-H02 FG(a),(d)	TSFR1M + 0.714%	4.3610	01/20/70	1,739,688
					5,280,456
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $36,807,171)				35,936,987

	U.S. TREASURY NOTES — 38.1%
430,000	United States Treasury Note		3.5000	09/30/26	429,640
810,000	United States Treasury Note		4.1250	10/31/26	810,516
815,000	United States Treasury Note		4.6250	11/15/26	817,148
480,000	United States Treasury Note		4.2500	11/30/26	480,676
555,000	United States Treasury Note		4.2500	12/31/26	555,782
595,000	United States Treasury Note		4.1250	01/31/27	595,406
185,000	United States Treasury Note		4.1250	02/28/27	185,135
300,000	United States Treasury Note		3.8750	03/31/27	299,711
480,000	United States Treasury Note		3.7500	04/30/27	478,805
965,000	United States Treasury Note		3.8750	05/31/27	963,239
810,000	United States Treasury Note		3.8750	07/31/27	807,864
565,000	United States Treasury Note		3.6250	08/31/27	561,822
684,000	United States Treasury Note		3.5000	09/30/27	678,790
372,000	United States Treasury Note		3.5000	10/31/27	368,905
709,000	United States Treasury Note		3.3750	11/30/27	701,578
753,000	United States Treasury Note		3.3750	12/31/27	744,558
1,108,000	United States Treasury Note		3.5000	01/31/28	1,096,963
270,000	United States Treasury Note		3.6250	03/31/28	267,627
305,000	United States Treasury Note		3.8750	03/31/28	303,606
371,000	United States Treasury Note		3.7500	04/30/28	368,449

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 38.1% (Continued)
4,434,000	United States Treasury Note	4.1250	06/30/28	$4,433,048
1,334,000	United States Treasury Note	4.0000	01/31/29	1,328,893
451,000	United States Treasury Note	4.1250	06/30/31	449,784
3,420,000	United States Treasury Note	4.1250	11/15/32	3,393,883
555,000	United States Treasury Note	4.2500	05/15/35	549,439
941,000	United States Treasury Note	4.0000	11/15/35	912,035
3,138,000	United States Treasury Note	4.1250	02/15/36	3,067,885
170,000	United States Treasury Note	4.3750	05/15/36	169,402
	TOTAL U.S. TREASURY NOTES (Cost $25,974,833)			25,820,589

		Yield (%)
	SHORT-TERM INVESTMENTS— 8.0%
	U.S. TREASURY BILLS — 8.0%
3,158,000	United States Treasury Bill	3.12	07/07/26	3,156,113
408,000	United States Treasury Bill	3.50	07/23/26	407,102
1,905,000	United States Treasury Bill	3.62	08/13/26	1,896,729
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,459,995)			5,459,944

	TOTAL INVESTMENTS - 99.1% (Cost $68,241,999)			$67,217,520
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			624,798
	NET ASSETS - 100.0%			$67,842,318

REMIC	Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Month Term

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year Term

RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks 6 Month Term

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate

(a)	Variable rate security; the rate shown represents the rate on June 30, 2026.

(b)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Collateralized mortgage obligation (CMO).

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2026

ASSETS
Investment securities:
At cost	$68,241,999
At value	$67,217,520
Cash	385,104
Receivable for securities sold	2,033,576
Interest receivable	296,019
Prepaid expenses and other assets	1,761
TOTAL ASSETS	69,933,980

LIABILITIES
Payable for investments purchased	2,031,782
Distributions payable	22,395
Investment advisory fees payable	5,226
Payable to related parties	4,146
Distribution (12b-1) fees payable	5,557
Accrued expenses and other liabilities	22,556
TOTAL LIABILITIES	2,091,662
NET ASSETS	$67,842,318

Net Assets Consist Of:
Paid in capital	100,397,279
Accumulated deficit	(32,554,961)
NET ASSETS	$67,842,318

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,363,130
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.21

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2026

INVESTMENT INCOME
Interest	$1,399,924
TOTAL INVESTMENT INCOME	1,399,924

EXPENSES
Investment advisory fees	158,408
Distribution (12b-1) fees	35,202
Administrative services fees	48,269
Accounting services fees	22,592
Legal fees	18,817
Compliance officer fees	17,394
Transfer agent fees	13,005
Audit fees	12,373
Trustees’ fees and expenses	11,644
Printing and postage expenses	3,564
Insurance expense	1,739
Custodian fees	1,546
Other expenses	2,264
TOTAL EXPENSES	346,817
Less: Fees waived by the Advisor	(118,119)
NET EXPENSES	228,698

NET INVESTMENT INCOME	1,171,226

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	41,932

Net change in unrealized depreciation on investments	(532,992)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(491,060)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$680,166

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$1,171,226	$2,580,780
Net realized gain from investments	41,932	142,573
Net change in unrealized appreciation/(depreciation) on investments	(532,992)	1,513,328
Net increase in net assets resulting from operations	680,166	4,236,681

DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS
Total distributions paid	(1,201,455)	(2,696,512)
Net decrease in net assets from distributions to shareholders	(1,201,455)	(2,696,512)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net asset value of shares issued in reinvestment of distributions to shareholders	1,073,958	2,338,126
Payments for shares redeemed	(6,587,534)	(4,336,612)

Net decrease in net assets from shares of beneficial interest	(5,513,576)	(1,998,486)

TOTAL DECREASE IN NET ASSETS	(6,034,865)	(458,317)

NET ASSETS
Beginning of year/period	73,877,183	74,335,500
End of year/period	$67,842,318	$73,877,183

SHARE ACTIVITY
Shares reinvested	116,103	253,717
Shares redeemed	(712,901)	(469,035)
Net decrease in shares of beneficial interest outstanding	(596,798)	(215,318)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net Asset Value, Beginning of Year/Period	$9.28		$9.09	$9.16	$9.10	$9.72		$9.82
Income (loss) from investment operations:
Net investment income (1)	0.15		0.32	0.33	0.29	0.10		0.01
Net realized and unrealized gain/(loss) on investments	(0.06)		0.20	(0.04)	0.10	(0.57)		(0.08)
Total from investment operations	0.09		0.52	0.29	0.39	(0.47)		(0.07)
Less distributions from:
Net investment income	(0.16)		(0.33)	(0.36)	(0.33)	(0.15)		(0.03)
Total from distributions	(0.16)		(0.33)	(0.36)	(0.33)	(0.15)		(0.03)
Net Asset Value, End of Year/Period	$9.21		$9.28	$9.09	$9.16	$9.10		$9.72
Total return (2)	0.94	% (5)	5.82%	3.24%	4.40%	(4.82)%		(0.72)%
Net assets, end of year/period (000s)	$67,842		$73,877	$74,336	$83,780	$88,994		$325,544
Ratio of gross expenses to average net assets	0.99	% (6)	0.96%	0.85%	0.85%	0.74%		0.70%
Ratio of net expenses to average net assets	0.65	% (6)	0.65%	0.65%	0.65%	0.65%		0.64	% (4)
Ratio of net investment income to average net assets	3.33	% (6)	3.45%	3.66%	3.24%	1.05%		0.11%
Portfolio Turnover Rate	129	% (5)	205%	208%	222%	218	% (3)	317	% (3)

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the years ended December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 237%, and 320%, respectively. The Fund had no dollar rolls for the years ended December 31, 2023, December 31, 2024 and December 31, 2025.

(4)	During the year ended December 31, 2021, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.65%.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026

1. ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value (“NAV”) without a sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Principal Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement - The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities- shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$35,936,987	$—	$35,936,987
U.S. Treasury Notes	—	25,820,589	—	25,820,589
Short-Term Investments	—	5,459,944	—	5,459,944
Total	$—	$67,217,520	$—	$67,217,520

The Fund did not hold any Level 1 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax -basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024 or expected to be taken in the Fund’s December 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when -issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. There were no dollar roll transactions during the six months ended June 30, 2026.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. There were no short sales transactions during the six months ended June 30, 2026.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $83,257,635 and $86,390,378, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2026, the Fund incurred $158,408 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2026, the Advisor waived fees of $118,119.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2025, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2026	$175,104
December 31, 2027	$166,086
December 31, 2028	$230,247

As of December 31, 2025, $173,594 in previously waived fees expired unrecouped.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2026, pursuant to the Plan, the Advisor received $35,202 of fees.

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2026, the Fund did not assess any redemption fees.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATON – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$68,253,934	$125,946	$(1,162,360)	$(1,036,414)

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2025 and December 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Ordinary Income	$2,696,512	$3,334,091
	$2,696,512	$3,334,091

As of December 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Depreciation	Deficit
$—	$—	$(7,289)	$(31,498,375)	$(24,586)	$(503,422)	$(32,033,672)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments is primarily attributable to the tax deferral of losses on wash sales and adjustments for accrued dividends payable.

At December 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$10,125,775	$21,372,600	$31,498,375	$14,901

Permanent book and tax differences, primarily attributable to book tax treatment of paydown distributions, resulted in the reclassification of distributed income to realized gains of $115,895 as of December 31, 2025.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Crest Forest Realty Corporation held 86.15% of the voting securities of the Fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Transwestern Advisors -Advisor to TransWestern Institutional Short Duration Government Bond Fund*

In connection with the regular meeting held on December 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between TransWestern Capital Advisors, LLC (“TCA” or the “Adviser”) and the Trust, with respect to the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that TCA was founded in 2005, managed approximately $74 million in assets, and specialized in fixed income asset management services. The Trustees considered the background information of the key investment personnel responsible for servicing the Fund, noting the lead professional’s deep experience in fixed income products and his relationships with community banks, insurance companies, hedge funds, and mutual funds. The Trustees noted that the Adviser’s strategy, which focused on limited duration highly rated US government bonds and agency-backed mortgages, was designed to be conservative and highly liquid, and that such strategy was intended to assist depository institutions improve earnings and manage risk. The Trustees observed that daily execution of the Fund’s strategy was delegated to the Sub-Adviser, with the Adviser providing ongoing due diligence, assessment of management, performance monitoring and oversight. The Trustees further observed that the Adviser and Sub-Adviser communicated regularly on portfolio position, instrument duration, and risk metrics. The Trustees agreed that they expected the Adviser to continue providing high quality service to the Fund.

Performance. The Trustees observed that the Fund’s returns were comparable to each of the Fund’s category and peer group medians for each of the prior one-year, three-year, five-year periods, and above for the since inception period. The Trustees agreed that the Fund performance had been reasonable for shareholders in light of the strategy.

Fees and Expenses. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 0.45%, which was above the peer group and category average. They considered the sub-advisory fee in relation to the advisory fee and the relative risks and responsibilities of the Adviser and Sub-Adviser. The Trustees further noted that the Fund’s net expense ratio of 0.65% was also above the peer group and category. The Trustees acknowledged that the Fund had an expense limitation agreement in place with respect to the Fund that expires April 30, 2027. The Adviser justified its fee based on complexity of the strategy and the investment process. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

TransWestern Institutional Short Duration Government Bond Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Economies of Scale. The Trustees considered whether the Adviser had realized economies of scale in managing the Fund. The Trustees acknowledged the Adviser’s representation that it expects the Fund to benefit from economies of scale as assets under management approach approximately $1 billion and noted that an expense limitation agreement was in place. The Trustees considered the Adviser’s position that it did not believe that breakpoints were currently appropriate but indicated it may reconsider them as the Fund’s assets materially increase. The Trustees agreed that the current absence of breakpoints was acceptable.

Profitability. The Trustees considered whether TCA’s advisory relationship with the Fund was excessively profitable. Noting that TCA’s profit analysis reflected a net loss over the prior 12 months, the Trustees concluded the Fund was not excessively profitable.

Conclusion. The Trustees reviewed the requested information from TCA that they reasonably deemed necessary to evaluate the terms of the advisory agreement, consulted with counsel, and agreed that approving the advisory agreement between the Trust and TCA on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Loomis, Sayles & Company, L.P. -Sub-Adviser to TransWestern Institutional Short Duration Government Bond Fund*

In connection with the regular meeting held on December 17-18, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Loomis, Sayles, & Company, L.P. (“Loomis Sayles” or the “Sub-Adviser”) and TransWestern Capital Advisors, LLC (the “Adviser”), with respect to the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub -Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Loomis Sayles was founded in 1926, managed over $418 billion in assets, and offered equity, fixed income, and alternative strategies to individual and institutional clients. The Trustees reviewed the backgrounds of the key investment personnel responsible for servicing the Fund, including their education and financial industry experience, and noted that Loomis Sayles possessed a large investment team with varied skills. The Trustees observed that Loomis Sayles possessed teams who focused their research on specific fixed income sectors and assessed macroeconomic, issuer, credit quality, and risk characteristics. The Trustees further observed that Loomis Sayles had firmwide, macro level risk controls in place. The Trustees agreed that Loomis Sayles possessed ample infrastructure and resources that enabled them to execute within the narrow parameters of the Fund’s strategy and noted that the Adviser praised Loomis Sayles’ rigorous analysis and recommended their retention. The Trustees agreed that they expected Loomis Sayles to continue to provide high quality service to the Adviser and the Fund for the benefit of its shareholders.

Performance. The Trustees observed that the Fund’s returns were comparable to the Fund’s Morningstar category and peer group medians for each of the prior one-, three-, and five-year periods, and above the since inception period. The Trustees agreed that the Fund performance had been reasonable for shareholders.

TransWestern Institutional Short Duration Government Bond Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2026

Fees and Expenses . The Trustees considered the reasonableness of the sub-advisory fee paid out of the advisory fee by TCA to Loomis Sayles. The Trustees noted that the annual sub- advisory fee was 0.10% for the first $1 billion of the Fund’s assets, and 0.8% thereafter. The Trustees also noted that the annual advisory fee was 0.45%, and that TCA had delegated the daily execution of the Fund’s strategy and broker-dealer selection to Loomis Sayles. The Trustees agreed that, given the allocation of responsibilities between the Adviser and Sub-Adviser, the sub-advisory fee paid to Loomis Sayles was not unreasonable.

Economies of Scale. The Trustees considered whether the Sub -Adviser had realized economies of scale in managing the Fund, but agreed that economies of scale were primarily an adviser-level consideration that should account for the overall advisory agreement and the impact of the sub-advisory expense.

Profitability. The Trustees assessed whether Loomis Sayles’ sub-advisory arrangement with the Fund generated excessive profits. Based on a profitability analysis indicating a loss in connection to the sub-advisory relationship, they concluded that excessive profitability was not an issue at this time.

Conclusion. The Trustees reviewed the requested information from TCA that they reasonably deemed necessary to evaluate the terms of the Sub -Advisory Agreement, and as assisted by the advice of counsel, the Trustees agreed that approving the Sub-Advisory Agreement between TCA and Loomis Sayles on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380, by visiting www.TransWesternFunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer

Date	9/4/2026

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer

Date	9/4/2026